SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Fair Value of Financial Instruments
	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$268,403	$-	$-	$268,403
Total liabilities measured at fair value	$268,403	$-	$-	$268,403